Schedule of sales to major customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Sales	$ 1,944	$ 3,018	$ 3,358	$ 7,280
Customer A [member]
IfrsStatementLineItems [Line Items]
Sales		1,435		3,848
Customer B [Member]
IfrsStatementLineItems [Line Items]
Sales	188	337	375	672
Customer C [member]
IfrsStatementLineItems [Line Items]
Sales	193	164	382	392
Customer D [member]
IfrsStatementLineItems [Line Items]
Sales	334	56	415	98
Customer E [member]
IfrsStatementLineItems [Line Items]
Sales	230		230
Customers [member]
IfrsStatementLineItems [Line Items]
Sales	$ 945	$ 1,992	$ 1,402	$ 5,010